Schedule of Options Outstanding and Exercisable (Details)	6 Months Ended
	Jan. 31, 2022 shares $ / shares	Jul. 31, 2021 shares	Jul. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of Options	1,311,966	674,666	19,969
Exercisable	911,061
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Number of Options	1,667
Exercise Price | $ / shares	$ 48.00
Exercisable	1,667
Expiry date	Mar. 10, 2022
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Number of Options	833
Exercise Price | $ / shares	$ 33.60
Exercisable	833
Expiry date	Jul. 01, 2023
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Number of Options	166
Exercise Price | $ / shares	$ 16.80
Exercisable	166
Expiry date	Sep. 09, 2024
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Number of Options	612,000
Exercise Price | $ / shares	$ 4.24
Exercisable	612,000
Expiry date	Mar. 29, 2026
Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Number of Options	60,000
Exercise Price | $ / shares	$ 4.24
Exercisable	60,000
Expiry date	Apr. 19, 2026
Exercise Price Six [Member]
IfrsStatementLineItems [Line Items]
Number of Options	100,000
Exercise Price | $ / shares	$ 5.74
Exercisable	100,000
Expiry date	Sep. 01, 2026
Exercise Price Seven [Member]
IfrsStatementLineItems [Line Items]
Number of Options	12,600
Exercise Price | $ / shares	$ 7.87
Exercisable	10,520
Expiry date	Nov. 01, 2026
Exercise Price Eight [Member]
IfrsStatementLineItems [Line Items]
Number of Options	524,700
Exercise Price | $ / shares	$ 8.47
Exercisable	125,875
Expiry date	Jan. 13, 2027